Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	201,280.25
Total Transaction Valuation	1,457,496,367.00
Total Offset Amount	0.00
Net Fee	$ 201,280.25
Offering Table N/A
Offset Table N/A	N/A